Average Annual Total Returns		12 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended	132 Months Ended
	Apr. 08, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MUIRFIELD FUND | Russell 3000 Index (Reflects No Deduction for Fees, Expenses or Taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%		14.29%
MUIRFIELD FUND | Morningstar Moderate Target Risk Index (Reflects No Deduction for Fees, Expenses, or Taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.95%	5.95%		7.83%
MUIRFIELD FUND | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		15.63%	10.58%		9.33%
Performance Inception Date	Oct. 31, 2016
MUIRFIELD FUND | Adviser Class
Prospectus [Line Items]
Average Annual Return, Percent		15.54%	10.65%		9.31%
Performance Inception Date	Oct. 31, 2016
MUIRFIELD FUND | Retail Class
Prospectus [Line Items]
Average Annual Return, Percent		15.26%	10.31%		9.02%
Performance Inception Date	Aug. 10, 1988
MUIRFIELD FUND | Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.50%	12.66%		7.56%
MUIRFIELD FUND | Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.76%	11.26%		6.80%
SPECTRUM FUND | Russell 3000 Index (Reflects No Deduction for Fees, Expenses or Taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%			14.29%
SPECTRUM FUND | Morningstar Moderate Target Risk Index (Reflects No Deduction for Fees, Expenses, or Taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.95%	5.95%			7.83%
SPECTRUM FUND | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		16.47%	11.11%	9.08%
Performance Inception Date	Oct. 31, 2016
SPECTRUM FUND | Adviser Class
Prospectus [Line Items]
Average Annual Return, Percent		16.50%	11.19%	9.05%
Performance Inception Date	Oct. 31, 2016
SPECTRUM FUND | Retail Class
Prospectus [Line Items]
Average Annual Return, Percent		16.13%	10.73%			8.69%
Performance Inception Date	Jan. 01, 2015
SPECTRUM FUND | Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.63%	13.87%			7.51%
SPECTRUM FUND | Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.01%	12.09%			6.71%
GLOBAL ALLOCATION FUND | Russell 3000 Index (Reflects No Deduction for Fees, Expenses or Taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%		14.29%
GLOBAL ALLOCATION FUND | Morningstar Global Allocation Index (Reflects No Deductions for Fees, Expenses, or Taxes)
Prospectus [Line Items]
Average Annual Return, Percent		16.68%	6.03%		7.88%
GLOBAL ALLOCATION FUND | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		19.21%	8.36%		7.67%
Performance Inception Date	Oct. 31, 2016
GLOBAL ALLOCATION FUND | Adviser Class
Prospectus [Line Items]
Average Annual Return, Percent		19.79%	8.44%		7.64%
Performance Inception Date	Oct. 31, 2016
GLOBAL ALLOCATION FUND | Retail Class
Prospectus [Line Items]
Average Annual Return, Percent		18.77%	7.93%		7.24%
Performance Inception Date	Jan. 31, 2006
GLOBAL ALLOCATION FUND | Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.31%	11.25%		5.66%
GLOBAL ALLOCATION FUND | Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.77%	10.39%		5.34%
BALANCED FUND | Russell 3000 Index (Reflects No Deduction for Fees, Expenses or Taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%		14.29%
BALANCED FUND | Morningstar Moderate Target Risk Index (Reflects No Deduction for Fees, Expenses or Taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.95%	5.95%		7.83%
BALANCED FUND | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		12.68%	7.60%		7.28%
Performance Inception Date	Oct. 31, 2016
BALANCED FUND | Adviser Class
Prospectus [Line Items]
Average Annual Return, Percent		12.64%	7.61%		7.24%
Performance Inception Date	Oct. 31, 2016
BALANCED FUND | Retail Class
Prospectus [Line Items]
Average Annual Return, Percent		12.35%	7.22%		6.90%
Performance Inception Date	Jan. 31, 2006
BALANCED FUND | Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.19%	10.07%		5.52%
BALANCED FUND | Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.72%	8.85%		5.02%
MODERATE ALLOCATION FUND | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)		2.01%
MODERATE ALLOCATION FUND | Morningstar Moderately Conservative Target Risk Index (Reflects No Deduction for Fees, Expenses or Taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.87%	4.06%		6.10%
MODERATE ALLOCATION FUND | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		10.77%	5.71%		7.15%
Performance Inception Date	Oct. 31, 2016
MODERATE ALLOCATION FUND | Adviser Class
Prospectus [Line Items]
Average Annual Return, Percent		10.79%	5.78%		7.14%
Performance Inception Date	Oct. 31, 2016
MODERATE ALLOCATION FUND | Retail Class
Prospectus [Line Items]
Average Annual Return, Percent		10.48%	5.37%		6.79%
Performance Inception Date	Jun. 30, 2015
MODERATE ALLOCATION FUND | Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.22%	8.70%		5.52%
MODERATE ALLOCATION FUND | Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.53%	7.43%		4.93%
CONSERVATIVE ALLOCATION FUND | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)		2.01%
CONSERVATIVE ALLOCATION FUND | Morningstar Conservative Target Risk Index (Reflects No Dedication for Fees, Expenses or Taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.26%	5.84%		4.17%
CONSERVATIVE ALLOCATION FUND | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		8.83%	3.85%		6.08%
Performance Inception Date	Oct. 31, 2016
CONSERVATIVE ALLOCATION FUND | Adviser Class
Prospectus [Line Items]
Average Annual Return, Percent		8.83%	3.90%		6.07%
Performance Inception Date	Oct. 31, 2016
CONSERVATIVE ALLOCATION FUND | Retail Class
Prospectus [Line Items]
Average Annual Return, Percent		8.56%	3.56%		5.78%
Performance Inception Date	Jun. 21, 1995
CONSERVATIVE ALLOCATION FUND | Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.14%	6.96%		4.72%
CONSERVATIVE ALLOCATION FUND | Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.26%	5.84%		4.17%
DYNAMIC ALLOCATION FUND | Russell 3000 Index (Reflects No Deduction for Fees, Expenses or Taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%		14.29%
DYNAMIC ALLOCATION FUND | Morningstar Aggressive Target Risk Index (Reflects No Dedication for Fees, Expenses or Taxes)
Prospectus [Line Items]
Average Annual Return, Percent		20.43%	9.59%		10.89%
DYNAMIC ALLOCATION FUND | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		17.60%	10.54%		10.85%
Performance Inception Date	Oct. 31, 2016
DYNAMIC ALLOCATION FUND | Adviser Class
Prospectus [Line Items]
Average Annual Return, Percent		17.51%	10.59%		10.81%
Performance Inception Date	Oct. 31, 2016
DYNAMIC ALLOCATION FUND | Retail Class
Prospectus [Line Items]
Average Annual Return, Percent		17.22%	10.21%		10.50%
Performance Inception Date	Feb. 29, 2000
DYNAMIC ALLOCATION FUND | Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.65%	14.61%		8.56%
DYNAMIC ALLOCATION FUND | Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.00%	12.78%		7.82%
SECTOR ROTATION FUND | Russell 3000 Index (Reflects No Deduction for Fees, Expenses or Taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%		14.29%
SECTOR ROTATION FUND | Morningstar Aggressive Target-Risk Index (Reflects No Dedication for Fees, Expenses or Taxes)
Prospectus [Line Items]
Average Annual Return, Percent		20.43%	9.59%		10.89%
SECTOR ROTATION FUND | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		19.31%	11.10%		8.84%
Performance Inception Date	Oct. 31, 2016
SECTOR ROTATION FUND | Adviser Class
Prospectus [Line Items]
Average Annual Return, Percent		19.26%	11.12%		8.79%
Performance Inception Date	Oct. 31, 2016
SECTOR ROTATION FUND | Retail Class
Prospectus [Line Items]
Average Annual Return, Percent		19.10%	10.87%		8.60%
Performance Inception Date	Mar. 20, 1985
SECTOR ROTATION FUND | Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.87%	12.27%		7.01%
SECTOR ROTATION FUND | Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.89%	11.20%		6.52%
TACTICAL INCOME FUND | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)		3.30%
TACTICAL INCOME FUND | Bloomberg 1 –5 Year Government/Credit Index (Reflects No Deduction For Fees, Expenses or Taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.11%	1.56%		1.56%
TACTICAL INCOME FUND | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		7.63%	2.75%		3.65%
Performance Inception Date	Oct. 31, 2016
TACTICAL INCOME FUND | Adviser Class
Prospectus [Line Items]
Average Annual Return, Percent		7.60%	2.82%		3.64%
Performance Inception Date	Oct. 31, 2016
TACTICAL INCOME FUND | Retail Class
Prospectus [Line Items]
Average Annual Return, Percent		7.27%	2.45%		3.32%
Performance Inception Date	Jun. 30, 2011
TACTICAL INCOME FUND | Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.24%	5.16%		2.16%
TACTICAL INCOME FUND | Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.27%	4.58%		2.05%
GOVERNMENT MONEY MARKET FUND | Class E
Prospectus [Line Items]
Average Annual Return, Percent		4.16%	3.24%		2.22%
Performance Inception Date	Oct. 07, 2016
GOVERNMENT MONEY MARKET FUND | Class F
Prospectus [Line Items]
Average Annual Return, Percent		4.16%	3.24%		2.22%
Performance Inception Date	Sep. 01, 2024
GOVERNMENT MONEY MARKET FUND | Class X
Prospectus [Line Items]
Average Annual Return, Percent		4.16%	3.24%		2.22%
Performance Inception Date	Sep. 01, 2024
GOVERNMENT MONEY MARKET FUND | Class Y
Prospectus [Line Items]
Average Annual Return, Percent		4.17%	3.24%		2.22%
Performance Inception Date	Sep. 01, 2024
GOVERNMENT MONEY MARKET FUND | Class Z
Prospectus [Line Items]
Average Annual Return, Percent		4.16%	3.24%		2.22%
Performance Inception Date	Sep. 01, 2024